Operating leases	12 Months Ended
Dec. 31, 2017
Operating leases
Operating leases

29 Operating leases

Total rentals under operating leases charged to profit were as follows:

	2017	2016	2015
	$m	$m	$m
Operating leases	137	174	185

The future minimum lease payments under operating leases that have initial or remaining terms in excess of one year at 31 December 2017 were as follows:

	2017	2016	2015
	$m	$m	$m
Obligations under leases comprise:
Not later than one year	112	98	95
Later than one year and not later than five years	304	247	245
Later than five years	107	96	69
Total future minimum lease payments	523	441	409